UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 19.77%
Federal Farm Credit Bank
0.095%, due 10/01/13[1]	47,000,000	46,998,107
0.030%, due 11/22/13[2]	25,000,000	24,998,917
Federal Home Loan Bank
0.060%, due 10/23/13[2]	130,000,000	129,995,233
0.040%, due 11/01/13[2]	173,000,000	172,994,041
0.040%, due 11/04/13[2]	50,000,000	49,998,111
0.069%, due 11/06/13[2]	151,000,000	150,989,581
0.030%, due 11/13/13[2]	148,000,000	147,994,697
0.100%, due 01/13/14[2]	50,000,000	49,985,556
0.080%, due 03/07/14[2]	75,000,000	74,973,833
Federal Home Loan Mortgage Corp.*
0.095%, due 12/02/13[2]	94,000,000	93,984,621
1.375%, due 02/25/14	100,716,000	101,212,184
US Treasury Bills
0.037%, due 11/29/13[2]	175,000,000	174,989,388
US Treasury Notes
2.750%, due 10/31/13	94,130,000	94,329,968
0.500%, due 11/15/13	100,000,000	100,037,083
0.750%, due 12/15/13	155,900,000	156,079,430
2.625%, due 07/31/14	65,000,000	66,337,160

Total US government and agency obligations (cost — $1,635,897,910)		1,635,897,910

Certificates of deposit — 14.82%
Banking-non-US — 9.45%
Bank of Nova Scotia
0.251%, due 10/21/13[1]	75,000,000	75,000,000
Credit Industriel et Commercial
0.220%, due 12/04/13	100,000,000	100,000,000
Credit Suisse
0.200%, due 12/30/13	92,000,000	92,000,000
Natixis
0.242%, due 11/29/13[1]	61,000,000	61,000,000
Nordea Bank Finland
0.230%, due 03/03/14	76,000,000	76,000,000
Norinchukin Bank Ltd.
0.150%, due 10/09/13	100,000,000	100,000,000
Rabobank Nederland NV
0.360%, due 06/11/14	55,000,000	55,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 11/19/13	96,000,000	96,002,608
Svenska Handelsbanken AB
0.185%, due 10/01/13	77,000,000	77,000,000
Toronto-Dominion Bank
0.219%, due 10/22/13[1]	50,000,000	50,000,000

		782,002,608

Banking-US — 5.37%
Bank of America N.A.
0.180%, due 10/03/13	100,000,000	100,000,000
0.170%, due 10/15/13	150,000,000	150,000,000
Citibank N.A.
0.140%, due 11/01/13	70,000,000	70,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
Citibank N.A. — (concluded)
0.140%, due 11/04/13	125,000,000	125,000,000

		445,000,000

Total certificates of deposit (cost — $1,227,002,608)		1,227,002,608

Commercial paper[2] — 53.74%
Asset backed-auto & truck — 1.10%
FCAR Owner Trust II
0.210%, due 11/01/13	91,500,000	91,483,454

Asset backed-miscellaneous — 17.94%
Albion Capital Corp.
0.170%, due 10/28/13	100,500,000	100,487,186
Cancara Asset Securitisation LLC
0.200%, due 11/26/13	50,000,000	49,984,445
0.200%, due 12/05/13	72,000,000	71,974,000
0.239%, due 12/06/13[1,3]	50,000,000	50,000,000
Chariot Funding LLC
0.300%, due 06/03/14	25,000,000	24,948,958
0.300%, due 06/06/14	25,000,000	24,948,333
Ciesco LLC
0.220%, due 11/20/13[4]	152,000,000	152,000,000
Gotham Funding Corp.
0.170%, due 10/08/13	37,000,000	36,998,777
0.170%, due 10/09/13	24,545,000	24,544,073
0.180%, due 11/14/13	50,000,000	49,989,000
Liberty Street Funding LLC
0.160%, due 10/30/13	50,000,000	49,993,556
0.160%, due 11/05/13	50,000,000	49,992,222
LMA Americas LLC
0.190%, due 10/31/13	80,000,000	79,987,333
Market Street Funding LLC
0.120%, due 10/03/13	31,149,000	31,148,792
Old Line Funding LLC
0.220%, due 01/17/14	95,000,000	94,937,300
0.240%, due 03/14/14	44,000,000	43,951,893
Regency Markets No. 1 LLC
0.140%, due 10/04/13	50,000,000	49,999,417
0.150%, due 10/15/13	30,000,000	29,998,250
0.150%, due 10/21/13	38,934,000	38,930,756
Sheffield Receivables Corp.
0.190%, due 12/09/13	30,000,000	29,989,075
Thunder Bay Funding LLC
0.240%, due 01/23/14	84,621,000	84,556,688
0.220%, due 01/24/14	50,000,000	49,964,861
Versailles Commercial Paper LLC
0.212%, due 10/07/13[1]	100,000,000	100,000,000
Victory Receivables Corp.
0.160%, due 10/03/13	45,189,000	45,188,598
0.170%, due 11/12/13	75,065,000	75,050,112

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (concluded)
Working Capital Management Co.
0.170%, due 10/08/13	45,000,000	44,998,513

		1,484,562,138

Banking-non-US — 10.55%
Barclays Bank PLC
0.430%, due 10/01/13[1],5	70,000,000	70,000,000
0.240%, due 11/08/13	87,000,000	86,977,960
0.240%, due 11/26/13	92,000,000	91,965,653
Commonwealth Bank of Australia
0.220%, due 10/24/13[1]	75,000,000	75,000,000
Erste Abwicklungsanstalt
0.200%, due 10/30/13	95,000,000	94,984,694
KFW
0.080%, due 10/04/13	86,000,000	85,999,427
Mizuho Funding LLC
0.220%, due 10/01/13	50,000,000	50,000,000
0.210%, due 11/07/13	100,000,000	99,978,417
Natixis
0.140%, due 10/31/13	75,000,000	74,991,250
Svenska Handelsbanken Inc.
0.240%, due 02/14/14	72,650,000	72,584,131
Westpac Trust Securities NZ Ltd.
0.309%, due 10/11/13[1]	71,000,000	71,003,149

		873,484,681

Banking-US — 16.36%
ABN Amro Funding USA LLC
0.220%, due 12/18/13	81,000,000	80,961,390
Bedford Row Funding Corp.
0.420%, due 12/16/13	66,000,000	65,941,480
BNP Paribas Finance, Inc.
0.250%, due 10/09/13	110,000,000	109,993,889
0.240%, due 11/01/13	75,000,000	74,984,500
ING (US) Funding LLC
0.215%, due 11/01/13	70,500,000	70,486,948
0.170%, due 11/12/13	110,000,000	109,978,183
JPMorgan Chase & Co.
0.350%, due 12/02/13	50,000,000	49,969,861
Natixis US Finance Co. LLC
0.050%, due 10/01/13	75,000,000	75,000,000
0.130%, due 10/01/13	100,000,000	100,000,000
Northern Pines Funding LLC
0.150%, due 10/15/13	39,000,000	38,997,725
0.190%, due 12/18/13	100,000,000	99,958,833
PNC Bank N.A.
0.280%, due 01/28/14[4]	50,000,000	50,000,000
0.270%, due 04/16/14[4]	75,000,000	75,000,000
Societe Generale N.A., Inc.
0.010%, due 10/01/13	198,000,000	198,000,000
0.110%, due 10/31/13	50,000,000	49,995,417

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Banking-US — (concluded)
State Street Corp.
0.160%, due 01/06/14	55,000,000	54,976,289
Wells Fargo & Co.
0.180%, due 12/11/13	50,000,000	49,982,250

		1,354,226,765

Finance-captive automotive — 2.94%
Toyota Motor Credit Corp.
0.170%, due 10/10/13	100,000,000	99,995,750
0.220%, due 10/24/13[1]	73,000,000	73,000,000
0.170%, due 01/14/14	70,000,000	69,965,292

		242,961,042

Finance-noncaptive diversified — 2.17%
General Electric Capital Corp.
0.240%, due 10/02/13	100,000,000	99,999,333
0.230%, due 12/04/13	80,000,000	79,967,289

		179,966,622

Insurance-life — 1.57%
MetLife Short Term Funding LLC
0.140%, due 10/07/13	30,000,000	29,999,300
0.150%, due 12/12/13	70,000,000	69,979,000
Prudential PLC
0.220%, due 10/30/13	30,000,000	29,994,683

		129,972,983

Retail-discount — 1.11%
Wal-Mart Stores, Inc.
0.050%, due 10/07/13	91,608,000	91,607,236

Total commercial paper (cost — $4,448,264,921)		4,448,264,921

Short-term corporate obligations — 1.57%
Banking-non-US — 0.36%
Royal Bank of Canada
0.222%, due 10/07/13[1,3]	30,000,000	30,000,000

Banking-US — 0.61%
Wells Fargo Bank N.A.
0.350%, due 12/23/13[1]	50,000,000	50,000,000

Supranational — 0.60%
International Bank for Reconstruction & Development
0.100%, due 10/01/13[1]	50,000,000	49,996,442

Total short-term corporate obligations (cost — $129,996,442)		129,996,442

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — 10.10%
Repurchase agreement dated 09/26/13 with Goldman Sachs & Co., 0.030% due 10/03/13, collateralized by $377,948,700 US Treasury Inflation Index Note, 0.625% due 07/15/21; (value — $408,000,081); proceeds: $400,002,333	400,000,000	400,000,000
Repurchase agreement dated 09/30/13 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.020% due 10/01/13, collateralized by $88,050,900 US Treasury Note, 0.625% due 08/31/17; (value — $86,700,019); proceeds: $85,000,047	85,000,000	85,000,000
Repurchase agreement dated 09/30/13 with State Street Bank and Trust Co., 0.0001% due 10/01/13, collateralized by $645,566 Federal Home Loan Mortgage Corp. obligations, 2.000% due 01/30/23; (value — $587,145); proceeds: $575,000	575,000	575,000
Repurchase agreement dated 09/30/13 with Toronto-Dominion Bank, 0.090% due 10/01/13, collateralized by $61,820,000 Federal Home Loan Bank obligations, 0.375% to 4.500% due 02/18/15 to 01/17/20, $174,326,140 Federal Home Loan Mortgage Corp. obligations, zero coupon to 3.000% due 12/30/13 to 01/01/43 and $197,717,320 Federal National Mortgage Association obligations, 3.500% to 4.000% due 03/01/26 to 11/01/26; (value — $357,001,193); proceeds: $350,000,875	350,000,000	350,000,000

Total repurchase agreements (cost — $835,575,000)		835,575,000

Total investments (cost — $8,276,736,881 which approximates cost for federal income tax purposes) — 100.00%		8,276,736,881
Other assets in excess of liabilities — 0.00%		201,957

Net assets (applicable to 8,276,800,691 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		8,276,938,838

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	1,635,897,910	—	1,635,897,910
Certificates of deposit	—	1,227,002,608	—	1,227,002,608
Commercial paper	—	4,448,264,921	—	4,448,264,921
Short-term corporate obligations	—	129,996,442	—	129,996,442
Repurchase agreements	—	835,575,000	—	835,575,000

Total	—	8,276,736,881	—	8,276,736,881

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	76.3
Japan	7.1
United Kingdom	3.4
France	2.8
Germany	2.2
Canada	1.9
Sweden	1.8
Australia	1.8
Switzerland	1.1
Finland	0.9
Netherlands	0.7

Total	100.0

Weighted average maturity — 46 days

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]

Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.
[3]

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.97% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Rate represents stated coupon rate.
[5]	Illiquid security representing 0.85% of net assets as of September 30, 2013.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2013.

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 73.29%
Federal Farm Credit Bank
0.073%, due 10/01/13[1]	50,000,000	50,000,000
0.140%, due 10/01/13[1]	35,000,000	34,994,683
0.360%, due 10/01/13[1]	97,955,000	98,143,043
0.150%, due 10/02/13[1]	50,000,000	49,994,283
0.020%, due 10/08/13[2]	25,000,000	24,999,903
0.050%, due 10/15/13[2]	10,000,000	9,999,806
0.010%, due 10/16/13[2]	10,000,000	9,999,958
0.020%, due 10/18/13[2]	25,000,000	24,999,764
0.010%, due 10/31/13[2]	10,000,000	9,999,917
0.040%, due 11/04/13[2]	15,000,000	14,999,433
0.190%, due 11/07/13[2]	50,000,000	49,990,236
0.030%, due 11/15/13[2]	20,000,000	19,999,250
0.040%, due 01/07/14[2]	50,000,000	49,994,555
0.125%, due 04/09/14	35,000,000	34,991,366
Federal Home Loan Bank
0.050%, due 10/18/13[2]	100,000,000	99,997,639
0.040%, due 11/01/13[2]	96,400,000	96,396,680
0.040%, due 11/04/13[2]	100,000,000	99,996,222
0.069%, due 11/06/13[2]	50,000,000	49,996,550
0.030%, due 01/10/14[2]	99,350,000	99,341,638
Federal Home Loan Mortgage Corp.*
0.075%, due 10/07/13[2]	65,000,000	64,999,187
0.048%, due 11/25/13[2]	50,000,000	49,996,333
0.100%, due 03/13/14[2]	50,000,000	49,977,361
0.090%, due 03/26/14[2]	50,000,000	49,978,000
0.140%, due 05/02/14[2]	100,000,000	99,917,167
Federal National Mortgage Association*
2.500%, due 05/15/14	42,574,000	43,209,359
US Treasury Notes
0.500%, due 10/15/13	20,000,000	20,002,586
2.750%, due 10/31/13	85,000,000	85,178,985
0.500%, due 11/15/13	25,000,000	25,008,994
2.000%, due 11/30/13	50,000,000	50,146,900
1.250%, due 02/15/14	50,000,000	50,208,411
4.000%, due 02/15/14	50,000,000	50,722,717
0.250%, due 02/28/14	12,000,000	12,006,360
0.250%, due 04/30/14	35,000,000	35,022,876
2.375%, due 08/31/14	25,000,000	25,504,068

Total US government and agency obligations (cost — $1,640,714,230)		1,640,714,230

Repurchase agreements — 26.62%
Repurchase agreement dated 09/30/13 with Barclays Capital, Inc., 0.060% due 10/01/13, collateralized by $117,520,500 US Treasury Note, 0.375% due 03/15/16; (value — $117,300,077); proceeds: $115,000,192	115,000,000	115,000,000
Repurchase agreement dated 09/30/13 with BNP Paribas Securities Corp. 0.050% due 10/01/13, collateralized by $169,895,500 US Treasury Notes, 0.375% to 0.625% due 08/31/15 to 04/30/18; (value — $168,300,053); proceeds: $165,000,229	165,000,000	165,000,000

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 09/30/13 with Deutsche Bank Securities, Inc., 0.050% due 10/01/13, collateralized by $10,603,900 US Treasury Inflation Index Bonds, 0.750% to 2.125% due 02/15/40 to 02/15/42, $5,974,500 US Treasury Inflation Index Note, 2.000% due 01/15/16 and $1,477,100 US Treasury Note, 3.125% due 05/15/21; (value — $20,400,090); proceeds: $20,000,028	20,000,000	20,000,000
Repurchase agreement dated 09/30/13 with Goldman Sachs & Co., 0.020% due 10/01/13, collateralized by $240,198,900 US Treasury Inflation Index Note, 0.375% due 07/15/23; (value — $239,700,046); proceeds: $235,000,131	235,000,000	235,000,000
Repurchase agreement dated 09/30/13 with State Street Bank and Trust Co., 0.0001% due 10/01/13, collateralized by $852,148 Federal Home Loan Mortgage Corp. obligations, 2.000% due 01/30/23; (value — $775,031); proceeds: $759,000	759,000	759,000
Repurchase agreement dated 09/30/13 with Toronto-Dominion Bank, 0.060% due 10/01/13, collateralized by $11,938,800 US Treasury Bill, zero coupon due 11/07/13, $94,400 US Treasury Bond, 3.875% due 08/15/40 and $49,346,500 US Treasury Notes, 0.125% to 4.000% due 12/31/13 to 02/15/22; (value — $61,200,081); proceeds: $60,000,100	60,000,000	60,000,000

Total repurchase agreements (cost — $595,759,000)		595,759,000

Total investments (cost — $2,236,473,230 which approximates cost for federal income tax purposes) — 99.91%		2,236,473,230
Other assets in excess of liabilities — 0.09%		2,110,940

Net assets (applicable to 2,238,542,627 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		2,238,584,170

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — September 30, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	1,640,714,230	—	1,640,714,230
Repurchase agreements	—	595,759,000	—	595,759,000

Total	—	2,236,473,230	—	2,236,473,230

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 57 days

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]

Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2013.

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 9.49%
Federal Home Loan Bank
0.060%, due 10/23/13[1]	15,000,000	14,999,450
0.130%, due 12/16/13[1]	10,000,000	9,997,255
0.125%, due 03/27/14	6,500,000	6,498,518
Federal Home Loan Mortgage Corp.*
1.375%, due 02/25/14	10,000,000	10,049,266
US Treasury Bills
0.037%, due 11/29/13[1]	15,000,000	14,999,090
US Treasury Notes
0.500%, due 11/15/13	25,000,000	25,009,578
0.750%, due 12/15/13	22,000,000	22,025,363
1.000%, due 01/15/14	6,000,000	6,014,240
2.625%, due 07/31/14	12,000,000	12,246,860

Total US government and agency obligations (cost — $121,839,620)		121,839,620

Certificates of deposit — 11.07%
Banking-non-US — 9.12%
Bank of Nova Scotia
0.251%, due 10/21/13[2]	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 10/07/13	15,000,000	15,000,000
Credit Agricole Corporate & Investment Bank
0.150%, due 10/15/13	16,000,000	16,000,000
Credit Industriel et Commercial
0.220%, due 12/04/13	12,000,000	12,000,000
Natixis
0.242%, due 11/29/13[2]	7,000,000	7,000,000
Norinchukin Bank Ltd.
0.150%, due 10/09/13	25,000,000	25,000,000
0.160%, due 10/21/13	9,000,000	9,000,000
Rabobank Nederland NV
0.360%, due 06/11/14	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 11/06/13	25,000,000	25,000,000

		117,000,000

Banking-US — 1.95%
Bank of America N.A.
0.170%, due 10/15/13	20,000,000	20,000,000
Citibank N.A.
0.140%, due 11/01/13	5,000,000	5,000,000

		25,000,000

Total certificates of deposit (cost — $142,000,000)		142,000,000

Commercial paper[1] — 64.16%
Asset backed-auto & truck — 1.40%
FCAR Owner Trust II
0.160%, due 12/09/13	18,000,000	17,994,480

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — 22.51%
Albion Capital LLC
0.160%, due 10/21/13	5,000,000	4,999,556
Atlantic Asset Securitization LLC
0.140%, due 10/09/13	4,000,000	3,999,876
0.140%, due 10/18/13	25,000,000	24,998,347
Cancara Asset Securitisation LLC
0.150%, due 10/10/13	15,000,000	14,999,437
0.200%, due 11/12/13	11,000,000	10,997,433
0.190%, due 12/19/13	9,000,000	8,996,247
Ciesco LLC
0.220%, due 11/20/13[3]	9,000,000	9,000,000
Fairway Finance LLC
0.170%, due 11/04/13	15,000,000	14,997,592
Gotham Funding Corp.
0.150%, due 10/18/13	15,000,000	14,998,937
Liberty Street Funding LLC
0.140%, due 10/15/13	10,000,000	9,999,456
0.160%, due 10/31/13	6,000,000	5,999,200
0.170%, due 11/21/13	20,000,000	19,995,183
LMA Americas LLC
0.190%, due 10/31/13	5,000,000	4,999,208
0.190%, due 11/19/13	15,000,000	14,996,121
Market Street Funding LLC
0.120%, due 10/03/13	14,000,000	13,999,907
Old Line Funding LLC
0.200%, due 11/18/13	5,000,000	4,998,667
0.220%, due 01/24/14	12,000,000	11,991,567
Regency Markets No. 1 LLC
0.140%, due 10/04/13	10,000,000	9,999,883
0.150%, due 10/15/13	13,000,000	12,999,242
0.150%, due 10/21/13	10,000,000	9,999,167
Salisbury Receivables Co.
0.130%, due 10/24/13	15,000,000	14,998,754
Sheffield Receivables Corp.
0.190%, due 11/01/13	15,000,000	14,997,546
0.190%, due 12/09/13	5,000,000	4,998,179
Victory Receivables Corp.
0.170%, due 11/14/13	25,807,000	25,801,638

		288,761,143

Banking-non-US — 10.64%
Barclays Bank PLC
0.430%, due 10/01/132,[4]	10,000,000	10,000,000
Erste Abwicklungsanstalt
0.100%, due 10/24/13	35,000,000	34,997,764
Groupe BPCE SA
0.150%, due 10/01/13	7,000,000	7,000,000
Mizuho Funding LLC
0.220%, due 10/01/13	15,000,000	15,000,000
0.210%, due 11/07/13	16,000,000	15,996,546

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Banking-non-US — (concluded)
Nordea Bank AB
0.220%, due 11/15/13	7,500,000	7,497,938
Oversea-Chinese Banking Corp. Ltd.
0.210%, due 01/03/14	10,000,000	9,994,517
Sumitomo Mitsui Banking Corp.
0.210%, due 12/06/13	10,000,000	9,996,150
Swedbank
0.195%, due 12/06/13	20,000,000	19,992,850
Westpac Securities NZ Ltd.
0.353%, due 10/02/132,[5]	6,000,000	6,000,000

		136,475,765

Banking-US — 19.01%
ABN Amro Funding USA LLC
0.230%, due 11/12/13	20,000,000	19,994,633
0.220%, due 12/18/13	15,000,000	14,992,850
Bedford Row Funding Corp.
0.420%, due 12/16/13	7,000,000	6,993,793
BNP Paribas Finance, Inc.
0.250%, due 10/09/13	5,000,000	4,999,722
0.130%, due 11/01/13	32,000,000	31,996,418
Erste Finance LLC
0.150%, due 10/01/13	15,000,000	15,000,000
ING (US) Funding LLC
0.200%, due 10/22/13	25,000,000	24,997,083
0.215%, due 11/01/13	7,000,000	6,998,704
National Australia Funding Delaware, Inc.
0.225%, due 12/09/13	20,000,000	19,991,375
Natixis US Finance Co. LLC
0.150%, due 10/09/13	25,000,000	24,999,167
Northern Pines Funding LLC
0.240%, due 10/01/13	10,000,000	10,000,000
0.190%, due 12/18/13	13,000,000	12,994,648
PNC Bank N.A.
0.280%, due 01/28/14[3]	6,000,000	6,000,000
Societe Generale N.A., Inc.
0.010%, due 10/01/13	20,000,000	20,000,000
Toronto-Dominion Holdings USA, Inc.
0.170%, due 10/15/13	14,000,000	13,999,075
Wells Fargo & Co.
0.180%, due 12/11/13	10,000,000	9,996,450

		243,953,918

Energy-integrated — 2.73%
CNPC Finance HK Ltd.
0.340%, due 10/10/13	15,000,000	14,998,725
0.300%, due 10/17/13	20,000,000	19,997,333

		34,996,058

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Finance-captive automotive — 2.42%
Toyota Motor Credit Corp.
0.170%, due 10/10/13	6,000,000	5,999,745
0.220%, due 10/24/13[2]	5,000,000	5,000,000
0.170%, due 01/14/14	10,000,000	9,995,041
0.210%, due 02/26/14	10,000,000	9,991,367

		30,986,153

Finance-non-captive diversified — 0.93%
General Electric Capital Corp.
0.240%, due 10/02/13	5,000,000	4,999,967
0.200%, due 12/19/13	7,000,000	6,996,928

		11,996,895

Insurance-life — 2.57%
MetLife Short Term Funding LLC
0.110%, due 10/18/13	18,000,000	17,999,065
Prudential Funding LLC
0.070%, due 10/07/13	15,000,000	14,999,825

		32,998,890

Retail-discount — 1.95%
Wal-Mart Stores, Inc.
0.050%, due 10/07/13	15,000,000	14,999,875
0.040%, due 10/16/13	10,000,000	9,999,833

		24,999,708

Total commercial paper (cost — $823,163,010)		823,163,010

Repurchase agreements — 15.29%
Repurchase agreement dated 09/30/13 with Barclays Capital, Inc., 0.060% due 10/01/13, collateralized by $81,409,300 US Treasury Note, 0.375% due 03/15/15; (value — $81,600,073); proceeds: $80,000,133	80,000,000	80,000,000
Repurchase agreement dated 09/30/13 with Deutsche Bank Securities, Inc., 0.050% due 10/01/13, collateralized by $118,381,900 US Treasury Note, 0.250% due 07/31/15; (value — $118,320,034); proceeds: $116,000,161	116,000,000	116,000,000
Repurchase agreement dated 09/30/13 with State Street Bank and Trust Co., 0.0001% due 10/01/13, collateralized by $184,127 Federal Home Loan Mortgage Corp. obligations, 2.000% due 01/30/23; (value — $167,464); proceeds: $164,000	164,000	164,000

Total repurchase agreements (cost — $196,164,000)		196,164,000

Total investments (cost — $1,283,166,630 which approximates cost for federal income tax purposes) — 100.01%		1,283,166,630
Liabilities in excess of other assets — (0.01)%		(131,955)

Net assets (applicable to 1,283,032,777 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		1,283,034,675

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	121,839,620	—	121,839,620
Certificates of deposit	—	142,000,000	—	142,000,000
Commercial paper	—	823,163,010	—	823,163,010
Repurchase agreements	—	196,164,000	—	196,164,000

Total	—	1,283,166,630	—	1,283,166,630

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	75.1
Japan	11.4
France	3.3
Germany	2.7
China	2.7
Sweden	2.1
United Kingdom	0.8
Singapore	0.8
Australia	0.5
Netherlands	0.4
Canada	0.2

Total	100.0

Weighted average maturity — 36 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2013 and changes periodically.

The maturity date reflects earlier of reset date or stated maturity date.

[3]	Rate represents stated coupon rate.
[4]	Illiquid security representing 0.78% of net assets as of September 30, 2013.
[5]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.47% of net assets as of September 30, 2013, is considered liquid and may be resold in transaction exempt from registration, normally to qualified institutional buyers.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2013.

UBS RMA Money Fund Inc.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 27, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 27, 2013